FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Fair Value Hierarchy (Details) - EBP 002 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables:
Total receivables	$ 829	$ 756
LIABILITIES:
NET ASSETS AVAILABLE FOR BENEFITS	80,410	73,910
Master Trust
Investments:
Investments	68,748	61,879
Synthetic GICs/SVF	10,853	11,231
Cash and cash equivalents	111	180
Receivables:
Receivables for securities sold	86	166
Accrued investment income	45	38
Other	5	6
Total receivables	136	210
Total assets	79,848	73,500
LIABILITIES:
Payables for securities purchased	218	296
Accrued investment and administration expenses	30	26
Other	19	24
Total liabilities	267	346
NET ASSETS AVAILABLE FOR BENEFITS	79,581	73,154
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust
Investments:
Investments	19,342	16,137
Synthetic GICs/SVF	10,853	11,231
Cash and cash equivalents	111	180
Receivables:
Receivables for securities sold	86	166
Accrued investment income	45	38
Other	5	6
Total receivables	136	210
Total assets	79,848	73,500
LIABILITIES:
Payables for securities purchased	218	296
Accrued investment and administration expenses	30	26
Other	19	24
Total liabilities	267	346
NET ASSETS AVAILABLE FOR BENEFITS	79,581	73,154
Quoted Prices in Active Market for Identical Asset (Level 1) | Master Trust
Investments:
Investments	17,340	14,430
Receivables:
Other	1	1
Total receivables	1	1
Total assets	17,341	14,431
LIABILITIES:
Other	3	1
Total liabilities	3	1
NET ASSETS AVAILABLE FOR BENEFITS	17,338	14,430
Significant Other Observable Inputs (Level 2) | Master Trust
Investments:
Investments	1,979	1,666
Receivables:
Other	4	5
Total receivables	4	5
Total assets	1,983	1,671
LIABILITIES:
Other	6	10
Total liabilities	6	10
NET ASSETS AVAILABLE FOR BENEFITS	1,977	1,661
Significant Unobservable Inputs (Level 3) | Master Trust
Investments:
Investments	23	41
Receivables:
Other	0	0
Total receivables	0	0
Total assets	23	41
LIABILITIES:
Other	0	0
Total liabilities	0	0
NET ASSETS AVAILABLE FOR BENEFITS	23	41
Not Leveled | Master Trust
Investments:
Investments	49,406	45,742
Synthetic GICs/SVF	10,853	11,231
Cash and cash equivalents	111	180
Receivables:
Receivables for securities sold	86	166
Accrued investment income	45	38
Other	0	0
Total receivables	131	204
Total assets	60,501	57,357
LIABILITIES:
Payables for securities purchased	218	296
Accrued investment and administration expenses	30	26
Other	10	13
Total liabilities	258	335
NET ASSETS AVAILABLE FOR BENEFITS	60,243	57,022
Common and preferred stock | Master Trust
Investments:
Investments	10,768	8,867
Common and preferred stock | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust
Investments:
Investments	10,768	8,867
Common and preferred stock | Quoted Prices in Active Market for Identical Asset (Level 1) | Master Trust
Investments:
Investments	10,763	8,863
Common and preferred stock | Significant Other Observable Inputs (Level 2) | Master Trust
Investments:
Investments	0	0
Common and preferred stock | Significant Unobservable Inputs (Level 3) | Master Trust
Investments:
Investments	5	4
Government and agency securities | Master Trust
Investments:
Investments	976	737
Government and agency securities | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust
Investments:
Investments	976	737
Government and agency securities | Quoted Prices in Active Market for Identical Asset (Level 1) | Master Trust
Investments:
Investments	0	0
Government and agency securities | Significant Other Observable Inputs (Level 2) | Master Trust
Investments:
Investments	967	727
Government and agency securities | Significant Unobservable Inputs (Level 3) | Master Trust
Investments:
Investments	9	10
Corporate bonds | Master Trust
Investments:
Investments	699	553
Corporate bonds | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust
Investments:
Investments	699	553
Corporate bonds | Quoted Prices in Active Market for Identical Asset (Level 1) | Master Trust
Investments:
Investments	0	0
Corporate bonds | Significant Other Observable Inputs (Level 2) | Master Trust
Investments:
Investments	699	552
Corporate bonds | Significant Unobservable Inputs (Level 3) | Master Trust
Investments:
Investments	0	1
Mortgage and asset-backed securities | Master Trust
Investments:
Investments	281	356
Mortgage and asset-backed securities | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust
Investments:
Investments	281	356
Mortgage and asset-backed securities | Quoted Prices in Active Market for Identical Asset (Level 1) | Master Trust
Investments:
Investments	0	0
Mortgage and asset-backed securities | Significant Other Observable Inputs (Level 2) | Master Trust
Investments:
Investments	272	330
Mortgage and asset-backed securities | Significant Unobservable Inputs (Level 3) | Master Trust
Investments:
Investments	9	26
Boeing common stock | Master Trust
Investments:
Investments	6,402	5,434
Boeing common stock | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust
Investments:
Investments	6,402	5,434
Boeing common stock | Quoted Prices in Active Market for Identical Asset (Level 1) | Master Trust
Investments:
Investments	6,402	5,434
Boeing common stock | Significant Other Observable Inputs (Level 2) | Master Trust
Investments:
Investments	0	0
Boeing common stock | Significant Unobservable Inputs (Level 3) | Master Trust
Investments:
Investments	0	0
Mutual funds | Master Trust
Investments:
Investments	175	133
Mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust
Investments:
Investments	175	133
Mutual funds | Quoted Prices in Active Market for Identical Asset (Level 1) | Master Trust
Investments:
Investments	175	133
Mutual funds | Significant Other Observable Inputs (Level 2) | Master Trust
Investments:
Investments	0	0
Mutual funds | Significant Unobservable Inputs (Level 3) | Master Trust
Investments:
Investments	0	0
Short-term investments | Master Trust
Investments:
Investments	31	42
Short-term investments | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust
Investments:
Investments	31	42
Short-term investments | Quoted Prices in Active Market for Identical Asset (Level 1) | Master Trust
Investments:
Investments	0	0
Short-term investments | Significant Other Observable Inputs (Level 2) | Master Trust
Investments:
Investments	31	42
Short-term investments | Significant Unobservable Inputs (Level 3) | Master Trust
Investments:
Investments	0	0
Other investments | Master Trust
Investments:
Investments	10	15
Other investments | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust
Investments:
Investments	10	15
Other investments | Quoted Prices in Active Market for Identical Asset (Level 1) | Master Trust
Investments:
Investments	0	0
Other investments | Significant Other Observable Inputs (Level 2) | Master Trust
Investments:
Investments	10	15
Other investments | Significant Unobservable Inputs (Level 3) | Master Trust
Investments:
Investments	0	0
Common/collective trusts | Master Trust
Investments:
Investments	49,406	45,742
Common/collective trusts | Not Leveled | Master Trust
Investments:
Investments	$ 49,406	$ 45,742